Short-term Investments - Summary of Short-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term Investments.
Held-to-maturity investments	¥ 1,327,977		¥ 1,123,594
Investments under fair value option	1,668,550
Available-for-sale investments			1,006,783
Total	¥ 2,996,527	$ 422,052	¥ 2,130,377